Mezzanine equity	12 Months Ended
Dec. 31, 2019
Mezzanine equity
Mezzanine equity

23.  Mezzanine equity

On July 10, 2017, Huya issued 22,058,823 shares of redeemable convertible preferred shares (“Series A Preferred Shares”) at a price of US$3.4 per share with total cash consideration of US$75,000 (equivalent to RMB509,730 as of the issuance date).

On March 8, 2018, Huya issued 64,488,235 shares of redeemable convertible preferred shares (“Series B-2 Preferred Shares”) for cash consideration of US$461,600 (equivalent to RMB2,919,112 as of the issuance date) to Linen Investment Limited, a wholly owned subsidiary of Tencent Holdings Limited (“Tencent”). As holders of the Series B-2 Preferred Shares who exercise the redemption rights are allowed to request Huya to issue a convertible note if the Huya’s assets or funds legally available for redemption are insufficient, the host contract is considered to be a debt host. As the conversion feature is an equity instrument as it results in conversion of preferred shares into equity shares, this feature is not clearly and closely related to the debt host. In addition, net settlement criteria is met for the conversion right given the holder will receive the greater of a fixed amount or the if-converted value in the occurrence of a liquidation or deemed liquidation. Therefore, Huya determined that conversion feature embedded in the Series B-2 Preferred Shares is required to be bifurcated and accounted for as a derivative liability and measured at fair value at the end of each reporting year prior to the completion of Huya’s IPO. Upon the issuance of Series B-2 Preferred Shares, the conversion features of Series A Preferred Shares was also modified to be the same as Series B-2 Preferred Shares. Therefore, the difference between the fair value of the modified Series A Preferred Shares and the carrying value of Series A Preferred Shares on the modification date was recognized as a deemed dividend against retained earnings, amounting to RMB489,284. The initial recognition of the derivative liabilities for Series A Preferred Shares and Series B-2 Preferred Shares amounted to RMB892 million and the fair value loss on derivative liabilities of RMB2,285,223 was recognized in the consolidated statement of comprehensive income for the year ended December 31, 2018.

23.  Mezzanine equity (continued)

Prior to the completion of Huya’s IPO, the Group recorded accretion of redemption value in accordance with ASC 480-10. The Group used the interest method to accrete the changes in redemption value over the period from the date of issuance to the earliest redemption date of the redeemable convertible preferred shares. In 2017 and 2018, the accretion charges of redeemable convertible preferred shares to redemption value were RMB19,842 and RMB71,628, respectively.

Upon the completion of Huya’s IPO in May 2018, all the redeemable convertible preferred shares were automatically converted into ordinary share of Huya. As a result, the Group held 44.0% of the outstanding ordinary shares of Huya. However, the Group is able to control Huya under Huya’s dual voting structure by gaining the simple majority of the voting right of Huya immediately after the IPO. Accordingly, the Group continues to consolidate the operations and the financial results of Huya and provides for non-controlling interests reflecting ordinary shares in Huya held by shareholders other than the Group in the consolidated financial statements. The Group derecognized the derivative liability mentioned above and recognized a one-time credit to additional paid-in capital of RMB4,804,947 in shareholders’ equity in the consolidated balance sheets to reflect: 1) the increase in the value of the Group’s equity in Huya resulted from the proceeds from Huya’s IPO amounting to RMB795,073 and 2) conversion of redeemable convertible preferred shares amounting to RMB4,009,874.

In 2018, another subsidiary of the Group issued 500,000,000 shares of redeemable convertible preferred shares for cash consideration of US$50,000 (equivalent to RMB345,420 as of the issuance date) to certain third-party investors. The Group classifies the redeemable convertible preferred shares as mezzanine equity and records accretion of redemption value in accordance with ASC 480-10. The Group used the interest method for the changes of redemption value over the period from the date of issuance to the earliest redemption date of the non-controlling interests. Accretion of redeemable convertible preferred shares to redemption value of RMB5,758 and RMB34,448 was recognized for the years ended December 31, 2018 and 2019.